Dividends - Narrative (Details) - Major ordinary share transactions $ / shares in Units, $ in Millions	Feb. 04, 2021 USD ($) $ / shares
Disclosure Of Dividends [Line Items]
Dividend declared | $	$ 1,300
A shares
Disclosure Of Dividends [Line Items]
Dividend declared per share (in usd per share)	$ 0.1665
B shares
Disclosure Of Dividends [Line Items]
Dividend declared per share (in usd per share)	$ 0.1665